Capital structure and financial items - Cash and cash equivalents and free cash flow - Cash and cash equivalents (Details) - DKK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Cash at bank	kr 14,392	kr 12,653	kr 10,720
Borrowings (note 4.6)	0	0	(1)
Cash and cash equivalents	kr 14,392	kr 12,653	kr 10,719	kr 12,226